Schedule of accounts receivable net (Details)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 172,332	$ 233,045	$ 252,818
Allowance for doubtful accounts	(12,365)	(16,721)	(9,102)
Total accounts receivable, net	$ 159,967	$ 216,324	$ 243,716